Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring - Level 3 [Member] - JPY (¥) ¥ in Billions		3 Months Ended		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Assets [Abstract]
Beginning balance, Assets		¥ 449	¥ 428	¥ 447	¥ 338
Total gains (losses) recognized in net revenue, Assets	[1]	21	(13)	25	1
Total gains (losses) recognized in other comprehensive income, Assets		0	0	0	0
Purchases/ issues, Assets	[2]	79	50	160	214
Sales/ redemptions, Assets	[2]	(68)	(67)	(182)	(127)
Settlements, Assets		(8)	6	5	(10)
Foreign exchange movements, Assets		3	(6)	4	(32)
Transfers into Level 3, Assets	[3]	3	36	23	79
Transfers out of Level 3, Assets	[3]	(33)	(27)	(36)	(56)
Ending balance, Assets		446	407	446	407
Liabilities [Abstract]
Beginning balance, Liabilities		546	385	486	357
Total gains (losses) recognized in net revenue, Liabilities	[1]	(8)	(1)	(17)	24
Total gains (losses) recognized in other comprehensive income, Liabilities		0	(1)	(1)	(6)
Purchases/ issues, Liabilities	[2]	86	53	200	108
Sales/ redemptions, Liabilities	[2]	(43)	(29)	(95)	(78)
Settlements, Liabilities					(2)
Foreign exchange movements, Liabilities		0	0	1	(4)
Transfers into Level 3, Liabilities	[3]	15	16	29	77
Transfers out of Level 3, Liabilities	[3]	(57)	(59)	(84)	(72)
Ending balance, Liabilities		555	368	555	368
Trading assets and private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		231	236	228	241
Total gains (losses) recognized in net revenue, Assets	[1]	1	(5)	2	(8)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	77	35	152	76
Sales/ redemptions, Assets	[2]	(64)	(63)	(146)	(114)
Settlements, Assets
Foreign exchange movements, Assets		2	(3)	3	(24)
Transfers into Level 3, Assets	[3]	4	24	18	65
Transfers out of Level 3, Assets	[3]	(8)	(17)	(14)	(29)
Ending balance, Assets		243	207	243	207
Trading assets and private equity investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		34	37	34	34
Total gains (losses) recognized in net revenue, Assets	[1]	1	(1)	1	(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	16	1	17	8
Sales/ redemptions, Assets	[2]	(5)	(3)	(6)	(7)
Settlements, Assets
Foreign exchange movements, Assets		0	0	0	(2)
Transfers into Level 3, Assets	[3]	1	0	1	4
Transfers out of Level 3, Assets	[3]	(2)	(4)	(2)	(6)
Ending balance, Assets		45	30	45	30
Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		10	16	13	20
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	1	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]			0
Sales/ redemptions, Assets	[2]	(5)	1	(9)	(1)
Settlements, Assets
Foreign exchange movements, Assets		1	(1)	1	(4)
Transfers into Level 3, Assets	[3]			0
Transfers out of Level 3, Assets	[3]	(1)		(1)	0
Ending balance, Assets		5	16	5	16
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		1	0	1
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]		1		1
Sales/ redemptions, Assets	[2]	0	0	0	0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3]		0		0
Transfers out of Level 3, Assets	[3]
Ending balance, Assets		1	1	1	1
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		5	5	3	4
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	1	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	5	2	32	3
Sales/ redemptions, Assets	[2]	(5)	(3)	(33)	(6)
Settlements, Assets
Foreign exchange movements, Assets		0	0	0	0
Transfers into Level 3, Assets	[3]	1	2	4	5
Transfers out of Level 3, Assets	[3]	0	(1)	(1)	(1)
Ending balance, Assets		6	5	6	5
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		116	107	108	107
Total gains (losses) recognized in net revenue, Assets	[1]	3	0	5	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	35	13	50	21
Sales/ redemptions, Assets	[2]	(25)	(27)	(41)	(49)
Settlements, Assets
Foreign exchange movements, Assets		1	(1)	1	(11)
Transfers into Level 3, Assets	[3]	0	12	9	44
Transfers out of Level 3, Assets	[3]	(2)	(9)	(4)	(17)
Ending balance, Assets		128	95	128	95
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		5	13	1	17
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]			4
Sales/ redemptions, Assets	[2]	(2)	(11)	(2)	(14)
Settlements, Assets
Foreign exchange movements, Assets		0	0	0	0
Transfers into Level 3, Assets	[3]		0		0
Transfers out of Level 3, Assets	[3]	(2)		(2)
Ending balance, Assets		1	2	1	2
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		0	2	0	9
Total gains (losses) recognized in net revenue, Assets	[1]	0	1	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1	0	1	2
Sales/ redemptions, Assets	[2]	0	(1)	(1)	(8)
Settlements, Assets
Foreign exchange movements, Assets		0	0	1	(1)
Transfers into Level 3, Assets	[3]				1
Transfers out of Level 3, Assets	[3]				(1)
Ending balance, Assets		1	2	1	2
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		40	43	41	38
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	10	6	22	18
Sales/ redemptions, Assets	[2]	(13)	(10)	(26)	(13)
Settlements, Assets
Foreign exchange movements, Assets		0	(1)	0	(4)
Transfers into Level 3, Assets	[3]
Transfers out of Level 3, Assets	[3]
Ending balance, Assets		37	38	37	38
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		20	13	27	10
Total gains (losses) recognized in net revenue, Assets	[1]	(3)	(5)	(6)	(7)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	9	12	25	23
Sales/ redemptions, Assets	[2]	(9)	(9)	(28)	(13)
Settlements, Assets
Foreign exchange movements, Assets		0	0	0	(2)
Transfers into Level 3, Assets	[3]	2	10	4	11
Transfers out of Level 3, Assets	[3]	(1)	(3)	(4)	(4)
Ending balance, Assets		18	18	18	18
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		0	0	0	2
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1	0	1	0
Sales/ redemptions, Assets	[2]	0	0	0	(3)
Settlements, Assets
Foreign exchange movements, Assets		0	0	0	0
Transfers into Level 3, Assets	[3]	0		0	0
Transfers out of Level 3, Assets	[3]	0	0	0	0
Ending balance, Assets		1	0	1	0
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	2	0	(6)	6
Total gains (losses) recognized in net revenue, Assets	[1],[4]	(1)	(8)	(1)	(7)
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	(3)	(1)	(3)	(2)
Foreign exchange movements, Assets	[4]	0	0	(1)	2
Transfers into Level 3, Assets	[3],[4]	0	13	5	13
Transfers out of Level 3, Assets	[3],[4]	1	(2)	5	(10)
Ending balance, Assets	[4]	(1)	2	(1)	2
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	(11)	(8)	(22)	17
Total gains (losses) recognized in net revenue, Assets	[1],[4]	6	(2)	8	16
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	(1)	8	10	(16)
Foreign exchange movements, Assets	[4]	0	0	0	(2)
Transfers into Level 3, Assets	[3],[4]	1	0	1	(14)
Transfers out of Level 3, Assets	[3],[4]	(26)	(7)	(28)	(10)
Ending balance, Assets	[4]	(31)	(9)	(31)	(9)
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	(6)	(2)	(10)	0
Total gains (losses) recognized in net revenue, Assets	[1],[4]	1	3	3	1
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	0	(3)	1	(2)
Foreign exchange movements, Assets	[4]	0	0	1	(1)
Transfers into Level 3, Assets	[3],[4]	(2)	(1)	(2)	(1)
Transfers out of Level 3, Assets	[3],[4]	0	0	0	0
Ending balance, Assets	[4]	(7)	(3)	(7)	(3)
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	20	3	23	(9)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	3	(1)	(2)	0
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	(4)	2	(3)	10
Foreign exchange movements, Assets	[4]	0	0	0	(1)
Transfers into Level 3, Assets	[3],[4]		0	0	1
Transfers out of Level 3, Assets	[3],[4]	0	4	1	7
Ending balance, Assets	[4]	19	8	19	8
Commodity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]
Total gains (losses) recognized in net revenue, Assets	[1],[4]		0		0
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]		0		0
Foreign exchange movements, Assets	[4]		0		0
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[3],[4]
Ending balance, Assets	[4]		0		0
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	5	(7)	(15)	14
Total gains (losses) recognized in net revenue, Assets	[1],[4]	9	(8)	8	10
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	(8)	6	5	(10)
Foreign exchange movements, Assets	[4]	0	0	0	(2)
Transfers into Level 3, Assets	[3],[4]	(1)	12	4	(1)
Transfers out of Level 3, Assets	[3],[4]	(25)	(5)	(22)	(13)
Ending balance, Assets	[4]	(20)	(2)	(20)	(2)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		236	229	213	255
Total gains (losses) recognized in net revenue, Assets	[1]	10	(13)	10	2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	77	35	152	76
Sales/ redemptions, Assets	[2]	(64)	(63)	(146)	(114)
Settlements, Assets		(8)	6	5	(10)
Foreign exchange movements, Assets		2	(3)	3	(26)
Transfers into Level 3, Assets	[3]	3	36	22	64
Transfers out of Level 3, Assets	[3]	(33)	(22)	(36)	(42)
Ending balance, Assets		223	205	223	205
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		42	42	66	26
Total gains (losses) recognized in net revenue, Assets	[1]	0	1	1	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	2	15	8	32
Sales/ redemptions, Assets	[2]	(4)	(4)	(35)	(12)
Settlements, Assets
Foreign exchange movements, Assets		0	(1)	0	(3)
Transfers into Level 3, Assets	[3]	0		0	10
Transfers out of Level 3, Assets	[3]		(5)		(5)
Ending balance, Assets		40	48	40	48
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		5		5
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3]
Transfers out of Level 3, Assets	[3]
Ending balance, Assets		5		5
Non-trading debt securities [Member]
Assets [Abstract]
Beginning balance, Assets			0		0
Total gains (losses) recognized in net revenue, Assets	[1]				0
Total gains (losses) recognized in other comprehensive income, Assets			0
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]		0		0
Settlements, Assets
Foreign exchange movements, Assets			0		0
Transfers into Level 3, Assets	[3]
Transfers out of Level 3, Assets	[3]
Ending balance, Assets
Other [Member]
Assets [Abstract]
Beginning balance, Assets		166	157	163	57
Total gains (losses) recognized in net revenue, Assets	[1]	11	(1)	14	(1)
Total gains (losses) recognized in other comprehensive income, Assets		0	0	0	0
Purchases/ issues, Assets	[2]	0	0	0	106
Sales/ redemptions, Assets	[2]	0	0	(1)	(1)
Settlements, Assets
Foreign exchange movements, Assets		1	(2)	1	(3)
Transfers into Level 3, Assets	[3]	0		1	5
Transfers out of Level 3, Assets	[3]			0	(9)
Ending balance, Assets		178	154	178	154
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1	5	2	3
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)	1	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1	4	2	6
Sales/ redemptions, Liabilities	[2]	0	(3)	(2)	(3)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities	[3]	0	0	1	0
Transfers out of Level 3, Liabilities	[3]	(1)	(3)	(1)	(4)
Ending balance, Liabilities		2	2	2	2
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1	2	1	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)	0	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	1	0	3
Sales/ redemptions, Liabilities	[2]	0	0	0	(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities	[3]	0	0	1	1
Transfers out of Level 3, Liabilities	[3]	(1)	(2)	(1)	(2)
Ending balance, Liabilities		1	1	1	1
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	2	0	3
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]		0		0
Sales/ redemptions, Liabilities	[2]		(1)	0	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities	[3]		0	0	(1)
Transfers out of Level 3, Liabilities	[3]	0	(1)	0	(2)
Ending balance, Liabilities		0	0	0	0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	1	1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	1	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1	3	2	3
Sales/ redemptions, Liabilities	[2]	0	(2)	(2)	(2)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities	[3]
Transfers out of Level 3, Liabilities	[3]		0		0
Ending balance, Liabilities		1	1	1	1
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	0	0	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		0	0
Sales/ redemptions, Liabilities	[2]		0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities			0		0
Transfers into Level 3, Liabilities	[3]
Transfers out of Level 3, Liabilities	[3]	0	0	0	0
Ending balance, Liabilities			0		0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		97	12	70	21
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	(1)	(1)	(1)
Total gains (losses) recognized in other comprehensive income, Liabilities		0	0	0	0
Purchases/ issues, Liabilities	[2]	16	8	69	14
Sales/ redemptions, Liabilities	[2]	(14)	(6)	(38)	(24)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	1	(2)
Transfers into Level 3, Liabilities	[3]	1		1	4
Transfers out of Level 3, Liabilities	[3]	(7)	(1)	(11)	0
Ending balance, Liabilities		93	14	93	14
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	0	0	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	0	0	0
Sales/ redemptions, Liabilities	[2]	0	0	0	0
Settlements, Liabilities
Foreign exchange movements, Liabilities				0
Transfers into Level 3, Liabilities	[3]
Transfers out of Level 3, Liabilities	[3]		0		0
Ending balance, Liabilities		0	0	0	0
Collateralized financing [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		3		3
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3]
Transfers out of Level 3, Liabilities	[3]
Ending balance, Liabilities		3		3
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		445	368	410	331
Total gains (losses) recognized in net revenue, Liabilities	[1]	(7)	(1)	(17)	25
Total gains (losses) recognized in other comprehensive income, Liabilities		0	(1)	(1)	(6)
Purchases/ issues, Liabilities	[2]	69	41	129	88
Sales/ redemptions, Liabilities	[2]	(29)	(20)	(55)	(51)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	(2)
Transfers into Level 3, Liabilities	[3]	14	16	27	73
Transfers out of Level 3, Liabilities	[3]	(49)	(55)	(72)	(68)
Ending balance, Liabilities		457	352	457	352
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	0	1	2
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0	1	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	0	0	0
Sales/ redemptions, Liabilities	[2]	0	0	0	0
Settlements, Liabilities					(2)
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities	[3]	0		0
Transfers out of Level 3, Liabilities	[3]			0	0
Ending balance, Liabilities		¥ 0	¥ 0	¥ 0	¥ 0

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
[4]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.